CENTILLIUM COMMUNICATIONS, INC.
215 Fourier Avenue
Fremont, California 94539

December 13, 2004

Via Facsimile ((202) 942-9638) and EDGAR transmission

Abby Adams, Esq.
Special Counsel
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0303

Re:	Centillium Communications, Inc. (the “Company”) Schedule TO-I filed November 30, 2004 File No. 5-60607

Dear Ms. Adams:

          Pursuant to the request included in your letter, dated December 8, 2004, relating to the above-referenced filings, as the same are amended from time to time (collectively, the “Filings”), the Company hereby acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the Filings;

•	Staff comments or changes to disclosure in response to Staff comments in the Filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the Filings; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

          The Company appreciates your review of the Filings. Please do not hesitate to contact me should you need anything further.

Sincerely,

CENTILLIUM COMMUNICATIONS, INC.

By:	/s/ J. Scott Kamsler
J. Scott Kamsler
Vice President and Chief Financial Officer

cc:	Wilson Sonsini Goodrich Rosati Arthur F. Schneiderman Stephen M. Welles